Document and Entity Information	0 Months Ended
Oct. 27, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 27, 2014
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Oct. 27, 2014
Document Effective Date	Oct. 29, 2014
Prospectus Date	Oct. 29, 2014
Angel Oak Flexible Income Fund | Class A
Risk/Return:
Trading Symbol	ANFLX
Angel Oak Flexible Income Fund | Institutional Class
Risk/Return:
Trading Symbol	ANFIX